BALANCE SHEET	Dec. 31, 2020 USD ($)
Current Assets
Cash	$ 259,714
Prepaid expenses	801,063
Total Current Assets	1,060,777
Cash held in Trust Account	805,017,218
TOTAL ASSETS	806,077,995
Current liabilities
Accrued offering costs	178,450
Advances from related party	5,000
Total Current Liabilities	183,450
Deferred underwriting fee payable	28,175,000
TOTAL LIABILITIES	28,358,450
Commitments
Class A ordinary shares subject to possible redemption, 77,336,093 shares at redemption value	772,719,537
Shareholders' Equity
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0
Additional paid-in capital	5,644,065
Accumulated deficit	(646,393)
Total Shareholders' Equity	5,000,008
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	806,077,995
Class A ordinary shares
Shareholders' Equity
Common Stock, Value, Issued	323
Class B ordinary shares
Shareholders' Equity
Common Stock, Value, Issued	$ 2,013